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                    WARBURG, PINCUS INSTITUTIONAL FUND, INC.



         I, the undersigned, a duly elected officer of Warburg, Pincus Institutional Fund, Inc., do hereby certify that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed October 21, 1997, and (ii) the text of such amendment was filed electronically.



         IN WITNESS WHEREOF, I have signed this Certificate on this 29th day of October, 1997.



                                            WARBURG, PINCUS INSTITUTIONAL
                                            FUND, INC.


                                            By:/s/ Janna Manes
                                            Name:  Janna Manes
                                            Title: Assistant Secretary